Revenues (Narrative) (Details)	12 Months Ended
Aug. 31, 2017 USD ($)
Revenues 1	$ 50,000
Revenues 2	20,392
Revenues 3	25,417
Revenues 4	50,000
Revenues 5	7,500
Revenues 6	20,392
Revenues 7	$ 0